Liabilities by maturity	12 Months Ended
Dec. 31, 2018
Disclosure of liabilities by maturity liquidity risk management [abstract]
Liabilities by maturity

42 Liabilities by maturity

The tables below include all financial liabilities by maturity based on contractual, undiscounted cash flows. Furthermore, the undiscounted future coupon interest on financial liabilities payable is included in a separate line and in the relevant maturity bucket. Derivative liabilities are included on a net basis if cash flows are settled net. For other derivative liabilities the contractual gross cash flow payable is included.

Non-financial liabilities are included based on a breakdown of the amounts per the statement of financial position, by expected maturity. Reference is made to the liquidity risk paragraph in Note 53 ‘Risk Management – Funding and liquidity risk’ for a description on how liquidity risk is managed.

Liabilities by maturity
2018	Less than 1 month [1]	1–3months	3–12 months	1–5years	Over 5 years	Maturity not applicable	Adjust-ment [2]	Total
Deposits from banks	10,506	1,068	1,940	21,571	2,242		2	37,330
Customer deposits	515,094	17,354	16,086	4,695	2,500			555,729
Financial liabilities at fair value through profit orloss
– other trading liabilities	4,075	1,318	1,465	888	1,655		286	9,687
– trading derivatives	1,711	1,873	3,680	6,855	6,035		1,374	21,528
– non-trading derivatives	458	312	252	988	866		–577	2,299
– designated at fair value through profit or loss	34,914	11,753	4,115	3,519	4,921		–43	59,179
Debt securities in issue	4,066	20,961	30,282	41,068	21,413		1,961	119,751
Subordinated loans				1,713	6,497	5,339	176	13,724
Financial liabilities	570,824	54,639	57,820	81,297	46,129	5,339	3,180	819,228

Other liabilities [3]	10,560	899	2,455	1,044	566			15,524
Non-financial liabilities	10,560	899	2,455	1,044	566	-	-	15,524

Total liabilities	581,384	55,538	60,275	82,341	46,695	5,339	3,180	834,751

Coupon interest due on financial liabilities	1,005	846	2,340	7,778	4,661	287		16,918

1 Includes liabilities on demand.

2 This column reconciles the contractual undiscounted cash flows on financial liabilities to the statement of financial position values. The adjustments mainly relate to the impact of discounting, and for derivatives, to the fact that the contractual cash flows are presented on a gross basis (unless the cash flows are actually settled net).

3 Includes Other liabilities, Current and deferred tax liabilities, and Provisions as presented in the Consolidated statement of financial position.

Liabilities by maturity
2017	Less than 1 month [1]	1–3month	3–12 months	1–5years	Over 5 years	Maturity not applicable	Adjust-ment [2]	Total
Deposits from banks	10,002	648	1,687	21,893	2,591			36,821
Customer deposits	494,701	17,190	19,647	5,761	2,529			539,828
Financial liabilities at fair value through profit orloss
– other trading liabilities	29,755	11,530	1,866	1,506	2,390		636	47,683
– trading derivatives	2,476	2,420	4,520	8,224	5,947		2,326	25,913
– non-trading derivatives	339	121	226	715	886		44	2,331
– designated at fair value through profit or loss	413	838	1,353	3,700	5,058		–147	11,215
Debt securities in issue	3,296	14,657	26,434	37,717	12,249		1,733	96,086
Subordinated loans					10,601	5,176	191	15,968
Financial liabilities	540,982	47,404	55,733	79,516	42,251	5,176	4,783	775,845

Other liabilities [3]	9,773	1,915	4,240	1,757	1,204			18,889
Non-financial liabilities	9,773	1,915	4,240	1,757	1,204	-	-	18,889

Total liabilities	550,755	49,319	59,973	81,273	43,455	5,176	4,783	794,734

Coupon interest due on financial liabilities	1,109	1,035	2,852	9,591	8,686			23,273

1 Includes liabilities on demand.

2 This column reconciles the contractual undiscounted cash flows on financial liabilities to the statement of financial position values. The adjustments mainly relate to the impact of discounting, and for derivatives, to the fact the contractual cash flows are presented on a gross basis (unless the cash flows are actually settled net).

3 Includes Other liabilities, Current and deferred tax liabilities, and Provisions as presented in the Consolidated statement of financial position